INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Process material stockpiles	$ 373	$ 1,079
Concentrate inventory	64	3,055
Materials and supplies	1,222	1,458
Inventories	$ 1,659	$ 5,592